Average Annual Total Returns{- Fidelity International Capital Appreciation K6 Fund} - 10.31 Fidelity International Capital Appreciation K6 Fund PRO-04 - Fidelity International Capital Appreciation K6 Fund
	Fidelity International Capital Appreciation K6 Fund Return Before Taxes Past 1 year	Fidelity International Capital Appreciation K6 Fund Return Before Taxes Since Inception		MS112 Past 1 year	MS112 Since Inception
Total	33.52%	11.48%	[1]	21.74%	6.12%	[1]

[1]	(a)From May 25, 2017